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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
              (Address of principal executive offices)    (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

MUNICIPAL OPPORTUNITY TRUST
SYMBOL: VMO
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (04/24/92)     7.94%          7.00%

10-year                        7.97           7.89

5-year                         6.75           6.15

1-year                         2.48          -4.47

6-month                        0.79          -6.89
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Municipal Opportunity Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak, Executive Director; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout most of the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team Members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market-price basis, the trust underperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. With short-term rates at historic lows for much of the period, the difference between short-and longer-term rates was relatively high. This made using leverage a profitable approach in the early months of the period, and added to the trust's returns. As yields rose toward the end of the period, the prices of bonds declined. The trust's use of leverage magnified this negative price movement, leading to a total return lower than that of its benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period. However, the strategy helped cushion returns in the final weeks of the period when interest rates soared.

The trust's performance was also modestly hampered by its bias, relative to the benchmark, toward high-quality securities. Municipal bond investors during the period responded to the improving economy by reducing the yield spreads between higher and lower-rated bonds (yield spreads reflect the premium demanded by investors to buy lower-rated bonds). As a result, lower-quality bonds outperformed. The portfolio had 84 percent exposure to bonds rated AA/Aa or higher at the end of the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

--------------------------------------------------------------
        BASED ON       BASED ON       LEHMAN BROTHERS
          NAV        MARKET PRICE   MUNICIPAL BOND INDEX

         0.79%          -6.89%             1.19%
--------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We also adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 15- to 20-year segment of the curve. Many of the securities we identified had the added appeal of premium coupons and 10-year call dates, which served to add income to the portfolio while limiting its interest-rate exposure.

Our trading activity during the period was below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of housing bonds that were called away by their issuers during the period. In other cases, we sold bonds that met their performance objectives. We reinvested this cash into securities that we believed had promising total-return characteristics.

The trust's portfolio remained well diversified during the period, with its holdings spread across most major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, wholesale electric and airports.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               14.7%         AAA/Aaa                         76.9%
Wholesale Electric            13.6          AA/Aa                            7.1
Airport                       13.0          A/A                             10.1
Health Care                   12.0          BBB/Baa                          3.2
Public Building                8.1          BB/Ba                            0.9
                                            B/B                              0.3
                                            Non-Rated                        1.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  157.5%
          ALABAMA  2.1%
$1,305    Lee Cnty, AL Sch Wts Ltd Oblg (MBIA Insd).......   5.000%   02/01/21   $   1,337,912
 2,405    Marshall Cnty, AL Hlthcare Ser C................   6.000    01/01/32       2,501,104
     5    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
          Mobile Energy Svc Co Proj Rfdg (a) (b)..........   6.950    01/01/20              34
 1,500    University of South Alabama Univ Rev & Cap Impt
          Tuition & Rfdg (FGIC Insd)......................   5.000    03/15/23       1,523,880
                                                                                 -------------
                                                                                     5,362,930
                                                                                 -------------
          ARIZONA  1.7%
 2,500    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
          Insd)...........................................   5.250    09/01/17       2,671,975
 1,500    Maricopa Cnty, AZ Stadium Dist Rfdg (AMBAC
          Insd)...........................................   5.375    06/01/19       1,607,190
                                                                                 -------------
                                                                                     4,279,165
                                                                                 -------------
          ARKANSAS  1.3%
 3,035    Fort Smith, AR Wtr & Swr Rev Ser A Rfdg (FSA
          Insd)...........................................   5.250    10/01/16       3,244,627
                                                                                 -------------

          CALIFORNIA  11.1%
   115    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (AMT) (GNMA Collateralized).......   7.800    02/01/28         121,921
 4,500    California St (AMBAC Insd)......................   5.125    10/01/27       4,513,905
 5,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)...........................................   5.500    05/01/16       6,003,140
 2,000    California St Dept Wtr Res Pwr Ser A............   5.750    05/01/17       2,168,540
 2,500    California St Pub Wks Brd Lease Rev Dept
          Corrections Ser E Rfdg (XLCA Insd)..............   5.000    06/01/18       2,593,175
 2,000    California St Pub Wks Brd Lease Rev Dept Mental
          Hlth Coalinga A.................................   5.000    06/01/25       1,908,400
 3,500    California St Pub Wks Brd Lease Rev Dept Mental
          Hlth Coalinga A.................................   5.125    06/01/29       3,361,435
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)..............    *       09/01/17       2,532,250
 4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity) (c)................................... 0/7.050    01/01/10       4,593,720
                                                                                 -------------
                                                                                    27,796,486
                                                                                 -------------
          COLORADO  4.1%
 2,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj Ser B (Prerefunded @ 08/31/05).............   7.000    08/31/26       2,204,340
 1,505    Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA Insd)....   5.250    12/01/15       1,638,072
   545    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives.....................................   5.250    09/01/21         553,409
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth..................................   6.500    11/15/31       1,084,800

 6                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg
          Ser B2 (AMT) (FHA Gtd)..........................   5.800%   10/01/28   $   1,027,420
   226    Colorado Hsg Fin Auth Single Family Pgm Sr Ser
          A2 (AMT)........................................   7.250    05/01/27         228,904
   160    Colorado Hsg Fin Auth Single Family Pgm Sr Ser
          C1 (AMT)........................................   7.550    11/01/27         163,936
 1,000    Denver, CO City & Cnty Arpt Rev Ser B (AMT)
          (MBIA Insd).....................................   6.250    11/15/07       1,101,000
 1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone
          (AMT) (FHA Gtd).................................   5.950    07/01/28       1,029,281
 1,000    Highlands Ranch Metro Dist No 2 CO Rfdg (FSA
          Insd)...........................................   6.500    06/15/11       1,179,470
                                                                                 -------------
                                                                                    10,210,632
                                                                                 -------------
          CONNECTICUT  2.2%
 3,250    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (AMT) (ACA Insd).....................   6.600    07/01/24       3,488,323
 1,000    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (d)..................   6.400    09/01/11       1,069,740
   840    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (Escrowed to
          Maturity) (d)...................................   6.500    09/01/06         927,956
                                                                                 -------------
                                                                                     5,486,019
                                                                                 -------------
          DISTRICT OF COLUMBIA  2.0%
 5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)...............................   5.250    10/01/32       5,013,250
                                                                                 -------------

          FLORIDA  3.6%
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare
          Fac Ln VHA Pgm (AMBAC Insd).....................   5.950    07/01/20       2,089,280
 1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys.............................................   5.500    11/15/32       1,005,580
 2,100    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)...............................   5.375    10/01/27       2,148,132
 2,375    North Broward, FL Hosp Dist Rev Impt............   6.000    01/15/31       2,471,995
 1,300    Plantation, FL Impt Projs Rfdg (FSA Insd).......   5.000    08/15/21       1,341,353
                                                                                 -------------
                                                                                     9,056,340
                                                                                 -------------
          GEORGIA  7.0%
 2,166    Fulton Cnty, GA Lease Rev (Acquired 12/23/1994,
          Cost $2,165,964) (e)............................   7.250    06/15/10       2,245,282
 7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)...........................................   6.500    01/01/20       8,521,450
 6,245    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)...............................   5.250    11/01/16       6,679,839
                                                                                 -------------
                                                                                    17,446,571
                                                                                 -------------

See Notes to Financial Statements                                              7

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          ILLINOIS  9.6%
$2,000    Chicago, IL Brd of Ed (Prerefunded @ 12/01/10)
          (FGIC Insd).....................................   5.500%   12/01/31   $   2,258,120
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second
          Lien Ser A Rfdg (MBIA Insd) (f).................   6.375    01/01/12       5,246,000
   105    Chicago, IL Single Family Mtg Rev Ser A (AMT)
          (GNMA Collateralized)...........................   7.000    09/01/27         105,523
    75    Chicago, IL Single Family Mtg Rev Ser B (AMT)
          (GNMA Collateralized)...........................   7.625    09/01/27          76,522
 1,000    Chicago, IL Wastewtr Transmission Rev Second
          Lien (MBIA Insd)................................   5.750    01/01/25       1,071,450
 2,000    Cook Cnty, IL Cmnty Cap Apprec (FSA Insd).......    *       12/01/10       1,557,620
 2,500    Du Page Cnty, IL Trans Rev (FSA Insd)...........   5.750    01/01/17       2,761,675
 3,285    Illinois Hlth Facs Auth Rev Midwest Physician
          Group Ltd Proj (Prerefunded @ 11/15/04).........   8.125    11/15/19       3,469,551
   540    Illinois Hsg Dev Auth Rev Homeowner Mtg G2
          (AMT)...........................................   6.050    08/01/29         561,373
 3,630    Kendall, Kane & Will Cntys, IL Cmnty Sch Dist
          308 Ser B (FGIC Insd)...........................   5.250    10/01/20       3,804,639
 1,000    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Proj Rfdg (FGIC
          Insd)...........................................   5.500    12/15/24       1,050,320
 1,865    Sangamon Cnty, IL Cmnty Unit Sch Dist No 5 (FGIC
          Insd)...........................................   6.500    12/01/05       2,004,204
                                                                                 -------------
                                                                                    23,966,997
                                                                                 -------------
          INDIANA  3.2%
 3,270    Allen Cnty, IN War Mem Coliseum Ser A (AMBAC
          Insd)...........................................   5.500    11/01/16       3,535,491
 1,000    Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg
          (AMT)...........................................   5.950    08/01/30       1,014,090
 1,210    North Adams, IN Cmnty Sch Cap Apprec First Mtg
          (FSA Insd)......................................    *       01/15/16         686,481
 2,500    Purdue Univ, IN Univ Rev Student Fee Ser B
          (Prerefunded @ 01/01/05)........................   6.750    07/01/09       2,665,425
                                                                                 -------------
                                                                                     7,901,487
                                                                                 -------------
          IOWA  0.8%
 1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
          Insd)...........................................   5.750    06/01/17       2,100,111
                                                                                 -------------

          KENTUCKY  3.1%
 1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn
          KY Intl Arpt Ser A Rfdg (AMT) (MBIA Insd).......   6.200    03/01/08       1,636,055
 1,995    Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA
          Collateralized).................................   5.450    01/01/32       2,025,085

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          KENTUCKY (CONTINUED)
$2,345    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (FSA Insd)............................   5.625%   07/01/14   $   2,599,573
 1,250    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (Prerefunded @ 01/01/11) (FSA Insd)...   5.625    07/01/13       1,386,863
                                                                                 -------------
                                                                                     7,647,576
                                                                                 -------------
          MARYLAND  1.8%
 1,050    Maryland St Econ Dev Corp Student Hsg Rev Univ
          MD College Park Proj............................   5.625    06/01/35       1,061,403
 1,000    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Health Rfdg.............................   5.375    08/15/24         973,420
 2,350    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC
          Insd)...........................................   5.500    04/01/16       2,509,424
                                                                                 -------------
                                                                                     4,544,247
                                                                                 -------------
          MASSACHUSETTS  3.9%
 4,000    Massachusetts Muni Whsl Elec Co Proj 6 A (MBIA
          Insd)...........................................   5.250    07/01/15       4,282,800
 3,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
          (MBIA Insd).....................................   5.625    01/01/16       3,271,620
 1,000    Massachusetts St Fed Hwy Gnt Antic Nt Ser A.....   5.750    06/15/15       1,133,810
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn
          Hlthcare Sys Ser C..............................   5.750    07/01/32       1,046,650
                                                                                 -------------
                                                                                     9,734,880
                                                                                 -------------
          MICHIGAN  2.3%
 3,505    Detroit, MI Wtr Supply Sys Ser B (MBIA Insd)....   5.250    07/01/18       3,734,402
 2,000    Michigan St Ctf Part (AMBAC Insd)...............   5.500    06/01/27       2,082,140
                                                                                 -------------
                                                                                     5,816,542
                                                                                 -------------
          MINNESOTA  0.4%
 1,000    Chaska, MN Elec Rev Ser A.......................   6.100    10/01/30       1,050,820
                                                                                 -------------

          MISSISSIPPI  0.9%
 1,500    Mississippi Home Corp Single Family Rev Mtg Ser
          C (AMT) (GNMA Collateralized)...................   7.600    06/01/29       1,604,880
   620    Mississippi Home Corp Single Family Rev Mtg Ser
          F (AMT) (GNMA Collateralized)...................   7.550    12/01/27         639,381
                                                                                 -------------
                                                                                     2,244,261
                                                                                 -------------
          MISSOURI  3.8%
 2,150    Cape Girardeau Cnty, MO Indl Southeast MO Hosp
          Assoc...........................................   5.500    06/01/22       2,189,904
 3,605    Curators Univ MO Sys Facs Rev Ser A.............   5.000    11/01/21       3,713,583
   150    Saint Louis Cnty, MO Single Family Mtg Rev (MBIA
          Insd)...........................................   6.900    04/01/16         151,298
 3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd) (f)......   6.200    06/01/10       3,435,480
                                                                                 -------------
                                                                                     9,490,265
                                                                                 -------------

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NEVADA  0.6%
$1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
          Insd)...........................................   5.125%   06/01/32   $   1,507,725
                                                                                 -------------

          NEW HAMPSHIRE  1.1%
 2,500    New Hampshire Hlth & Ed Fac Univ Sys of NH
          (AMBAC Insd)....................................   5.500    07/01/15       2,732,100
                                                                                 -------------

          NEW JERSEY  14.2%
 2,000    Garden St Preservation Tr NJ Ser A (FSA Insd)...   5.250    11/01/18       2,146,140
 5,000    New Jersey Econ Dev Auth Sch Fac Constr Ser F
          (FGIC Insd).....................................   5.250    06/15/20       5,306,650
20,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)............................   5.900    03/15/21      22,958,400
 5,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd)..................................   5.250    09/01/21       5,252,650
                                                                                 -------------
                                                                                    35,663,840
                                                                                 -------------
          NEW MEXICO  0.7%
 1,720    New Mexico Mtg Fin Auth Single Family Mtg Pgm
          Ser G (AMT) (GNMA Collateralized)...............   7.250    07/01/26       1,760,970
                                                                                 -------------

          NEW YORK  13.7%
10,000    New York City Ser A.............................   7.000    08/01/07      11,053,400
 3,000    New York City Ser A Rfdg........................   7.000    08/01/05       3,194,130
 2,500    New York St Dorm Auth Lease Mun Hlth Facs Impt
          Ser 1 (FSA Insd)................................   5.500    01/15/12       2,720,575
 1,495    New York St Dorm Auth Rev Mental Hlth Svcs Fac
          Ser A...........................................   5.750    08/15/12       1,622,987
     5    New York St Dorm Auth Rev Mental Hlth Svcs Fac
          Ser A (Prerefunded @ 02/15/07)..................   5.750    08/15/12           5,567
 1,445    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg (MBIA Insd)...........................   5.750    02/15/17       1,600,843
 2,040    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg.......................................   5.750    02/15/18       2,231,842
 3,780    New York St Mtg Agy Rev Ser 101 (AMT)...........   5.400    04/01/32       3,842,635
 3,500    Port Auth NY & NJ Cons 97th Ser (AMT) (FGIC
          Insd)...........................................   6.650    01/15/23       3,643,325
 4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd)..........   5.750    12/01/22       4,292,440
                                                                                 -------------
                                                                                    34,207,744
                                                                                 -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NORTH CAROLINA  6.9%
$1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
          Ser D...........................................   6.700%   01/01/19   $   1,657,065
11,000    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd)............................   6.000    01/01/12      12,568,820
 3,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)...   5.250    01/01/19       3,165,360
                                                                                 -------------
                                                                                    17,391,245
                                                                                 -------------
          NORTH DAKOTA  0.3%
   700    North Dakota St Hsg Fin Agy Ser C (AMT).........   5.550    07/01/29         718,305
                                                                                 -------------

          OHIO  3.4%
   700    Akron, OH Ctf Part Akron Muni Baseball Stad
          Proj............................................   6.500    12/01/07         751,499
 1,190    Bowling Green St Univ OH (FGIC Insd)............   5.750    06/01/14       1,330,301
   500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj..   7.500    01/01/30         550,700
 3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig
          Rfdg (MBIA Insd)................................   6.000    11/15/07       3,312,120
 1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A.....................................   6.000    11/15/32       1,562,520
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd
          Part Proj Rfdg (AMT) (AMBAC Insd)...............   6.375    04/01/29       1,036,640
                                                                                 -------------
                                                                                     8,543,780
                                                                                 -------------
          OKLAHOMA  4.3%
   690    Central OK Transn & Pkg Auth Pkg Sys (AMBAC
          Insd)...........................................   5.000    07/01/19         711,721
   625    Central OK Transn & Pkg Auth Pkg Sys (AMBAC
          Insd)...........................................   5.000    07/01/20         641,844
 4,770    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA
          Insd)...........................................    *       02/01/34         919,608
 1,300    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
          (Prerefunded @ 07/01/10) (FSA Insd).............   5.750    07/01/30       1,488,201
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
          Insd)...........................................   6.250    11/01/22       1,150,800
 2,000    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent
          Proj Rfdg (Escrowed to Maturity) (Connie Lee
          Insd)...........................................   6.125    06/01/05       2,099,580
 3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent
          Proj Rfdg (Escrowed to Maturity) (Connie Lee
          Insd)...........................................   6.250    06/01/08       3,555,548
   230    University of Oklahoma Rev Mult Facs (MBIA
          Insd)...........................................   5.000    06/01/20         236,693
                                                                                 -------------
                                                                                    10,803,995
                                                                                 -------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          OREGON  3.2%
$2,500    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)...........................................   5.250%   07/01/22   $   2,608,575
 5,000    Oregon St Dept Admin Ser C Rfdg (MBIA Insd).....   5.250    11/01/18       5,288,250
                                                                                 -------------
                                                                                     7,896,825
                                                                                 -------------
          PENNSYLVANIA  7.3%
 2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
          Insd)...........................................   5.000    12/01/33       2,124,480
 1,000    Harrisburg, PA Cap Apprec Nts Ser F Rfdg (AMBAC
          Insd)...........................................    *       03/15/15         605,690
 1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)...........................................    *       09/15/15       1,103,875
 1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)...........................................    *       03/15/16       1,068,757
 1,000    Philadelphia, PA Sch Dist Ser A (FSA Insd)......   5.750    02/01/13       1,116,630
 3,500    State Pub Sch Bldg Auth PA Sch Rev Lease
          Philadelphia Sch Dist Proj (FSA Insd)...........   5.000    06/01/33       3,486,560
 3,000    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
          (AMBAC Insd)....................................   5.375    01/01/21       3,108,900
 5,415    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
          (AMBAC Insd)....................................   5.375    01/01/22       5,584,490
                                                                                 -------------
                                                                                    18,199,382
                                                                                 -------------
          RHODE ISLAND  0.6%
 1,480    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA
          Insd)...........................................   5.000    07/01/19       1,485,165
                                                                                 -------------

          SOUTH CAROLINA  1.5%
 1,250    Easley, SC Util Rev Comb (FSA Insd).............   5.250    12/01/18       1,325,150
 2,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)................   5.200    11/01/27       2,554,600
                                                                                 -------------
                                                                                     3,879,750
                                                                                 -------------
          SOUTH DAKOTA  0.6%
 1,375    Deadwood, SD Ctfs Partn (ACA Insd)..............   6.375    11/01/20       1,464,636
                                                                                 -------------

          TENNESSEE  0.9%
 1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg.....................   8.000    07/01/33       1,155,600
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd)....   7.500    07/01/25       1,233,310
                                                                                 -------------
                                                                                     2,388,910
                                                                                 -------------
          TEXAS  19.4%
   980    Austin, TX Utility Sys Rev Comb (AMBAC Insd)....   6.500    11/15/05       1,051,109
    20    Austin, TX Utility Sys Rev Comb Rfdg (Escrowed
          to Maturity) (AMBAC Insd).......................   6.500    11/15/05          21,482
 2,545    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
          Insd)...........................................   5.375    02/15/17       2,723,888

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$3,000    Dallas Cnty, TX Util & Reclamation Dist Ser B
          Rfdg (AMBAC Insd)...............................   5.875%   02/15/29   $   3,078,930
 2,500    Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg (FSA
          Insd)...........................................   5.375    10/01/18       2,696,300
 5,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................   5.500    11/01/31       5,633,980
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FGIC Insd)...............................   5.750    11/01/30       1,549,170
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FSA Insd)................................   5.500    11/01/21       4,197,640
 1,135    Fort Worth, TX Gen Purp Ser A Rfdg..............   5.000    03/01/20       1,165,168
 6,000    Harris Cnty, TX Flood Ctl Dist Contract Ser B
          Rfdg............................................   5.000    10/01/22       6,101,220
 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)....   5.500    07/01/20       2,144,940
 3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)......................................   5.625    07/01/30       3,067,260
 5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)......................................   5.125    07/01/32       4,911,850
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj...................................   7.250    01/01/31       1,415,415
 5,000    North Cent TX Hlth Fac Dev Hosp Childrens Med
          Ctr Dallas (AMBAC Insd).........................   5.250    08/15/32       5,081,550
 1,184    Texas Gen Svcs Comm Partn Int Lease Purch Ctfs..   7.250    08/01/11       1,201,866
 2,360    University of Texas Rev Fin Sys Ser B...........   5.250    08/15/20       2,495,794
                                                                                 -------------
                                                                                    48,537,562
                                                                                 -------------
          WASHINGTON  10.0%
 9,850    Bellevue, WA Convention Cent Comp Int Rfdg (MBIA
          Insd)...........................................    *       02/01/25       3,149,833
 3,750    Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............   5.600    01/01/36       3,882,338
 5,000    Energy Northwest WA Elec Rev Columbia Generating
          Ser A Rfdg (FSA Insd)...........................   5.500    07/01/16       5,414,600
 2,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)....   5.625    02/01/24       2,063,640
 4,000    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)...   5.500    01/01/11       4,445,600
 2,900    Thurston & Pierce Cntys, WA (FSA Insd)..........   5.000    12/01/22       2,951,794
 5,125    Washington St Pub Pwr Supply Sys Nuclear Proj No
          3 Rev Ser C Rfdg (MBIA Insd)....................    *       07/01/14       3,192,158
                                                                                 -------------
                                                                                    25,099,963
                                                                                 -------------
          WEST VIRGINIA  3.2%
 8,000    Harrison Cnty, WV Cmnty Solid Waste Disp Rev
          West Penn Pwr Co Proj Ser A (AMT) (MBIA Insd)...   6.875    04/15/22       8,031,680
                                                                                 -------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
          WISCONSIN  0.7%
$1,500    Southeast WI Professional Baseball Pk Dist Sales
          Tax Rev Ser A Rfdg (MBIA Insd)..................   5.500%   12/15/20   $   1,667,655
                                                                                 -------------
TOTAL LONG-TERM INVESTMENTS  157.5%
  (Cost $373,055,628).........................................................     394,374,438
SHORT-TERM INVESTMENT  0.2%
  (Cost $400,000).............................................................         400,000
                                                                                 -------------

TOTAL INVESTMENTS  157.7%
  (Cost $373,455,628).........................................................     394,774,438
OTHER ASSETS IN EXCESS OF LIABILITIES  2.2%...................................       5,610,546
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (59.9%)...................    (150,051,581)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 250,333,403
                                                                                 =============

*   Zero coupon bond

(a) Non-income producing security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(f) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $373,455,628).......................  $394,774,438
Cash........................................................       184,246
Receivables:
  Interest..................................................     6,073,772
  Investments Sold..........................................       125,597
Other.......................................................         1,481
                                                              ------------
    Total Assets............................................   401,159,534
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       199,200
  Variation Margin on Futures...............................       114,875
  Income Distributions--Common Shares.......................        79,345
  Administrative Fee........................................        16,600
  Other Affiliates..........................................        16,146
Trustees' Deferred Compensation and Retirement Plans........       247,471
Accrued Expenses............................................       100,913
                                                              ------------
    Total Liabilities.......................................       774,550
Preferred Shares (including accrued distributions)..........   150,051,581
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $250,333,403
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($250,333,403 divided by
  15,357,684 shares outstanding)............................  $      16.30
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 15,357,684 shares issued and
  outstanding)..............................................  $    153,577
Paid in Surplus.............................................   226,773,592
Net Unrealized Appreciation.................................    22,067,277
Accumulated Undistributed Net Investment Income.............     1,718,912
Accumulated Net Realized Loss...............................      (379,955)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $250,333,403
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 6,000 issued with liquidation preference of
  $25,000 per share)........................................  $150,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $400,333,403
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $10,414,466
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,229,604
Preferred Share Maintenance.................................      198,775
Administrative Fee..........................................      102,467
Trustees' Fees and Related Expenses.........................       58,291
Legal.......................................................       22,115
Custody.....................................................       12,922
Other.......................................................      121,685
                                                              -----------
    Total Expenses..........................................    1,745,859
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 8,668,607
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,306,498
  Futures...................................................   (3,095,910)
                                                              -----------
Net Realized Loss...........................................   (1,789,412)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   25,976,471
  End of the Period:
    Investments.............................................   21,318,810
    Futures.................................................      748,467
                                                              -----------
                                                               22,067,277
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,909,194)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(5,698,606)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (853,706)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,116,295
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  8,668,607        $ 18,197,414
Net Realized Gain/Loss..................................      (1,789,412)          6,086,249
Net Unrealized Depreciation During the Period...........      (3,909,194)         (4,641,387)

Distributions to Preferred Shareholders:
  Net Investment Income.................................        (532,318)         (1,239,349)
  Net Realized Gain.....................................        (321,388)           (537,720)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,116,295          17,865,207

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,797,232)        (17,777,125)
  Net Realized Gain.....................................      (4,378,366)         (7,109,923)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (11,059,303)         (7,021,841)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................          81,435                 -0-
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................     (10,977,868)         (7,021,841)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     261,311,271         268,333,112
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,718,912 and $2,379,855,
  respectively).........................................    $250,333,403        $261,311,271
                                                            ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,     ------------------------------
                                                     2004        2003      2002 (a)     2001
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........   $ 17.02      $ 17.48    $ 17.59     $ 16.29
                                                   -------      -------    -------     -------
  Net Investment Income.........................       .56         1.19       1.23        1.26
  Net Realized and Unrealized Gain/Loss.........      (.37)         .09        .15        1.29
  Common Share Equivalent of Distributions Paid
  to Preferred Shareholders:
    Net Investment Income.......................      (.03)        (.08)      (.09)       (.32)
    Net Realized Gain...........................      (.02)        (.04)      (.08)       (.01)
                                                   -------      -------    -------     -------
Total from Investment Operations................       .14         1.16       1.21        2.22
Distributions Paid to Common Shareholders:
    Net Investment Income.......................      (.57)       (1.16)     (1.08)       (.92)
    Net Realized Gain...........................      (.29)        (.46)      (.24)        -0-
                                                   -------      -------    -------     -------
NET ASSET VALUE, END OF THE PERIOD..............   $ 16.30      $ 17.02    $ 17.48     $ 17.59
                                                   =======      =======    =======     =======

Common Share Market Price at End
  of the Period.................................   $ 14.73      $ 16.65    $ 16.04     $ 15.65
Total Return (b)................................    -6.89%*      14.53%     11.36%      21.42%
Net Assets Applicable to Common Shares at End of
  the Period (In millions)......................   $ 250.3      $ 261.3    $ 268.3     $ 270.0
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)...............     1.34%        1.28%      1.42%       1.58%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c)........     6.65%        6.90%      7.17%       7.40%
Portfolio Turnover..............................        8%*         36%        43%         34%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)................      .85%         .81%       .91%       1.00%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)........     6.24%        6.43%      6.61%       5.54%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..............     6,000        6,000      6,000       6,000
Asset Coverage Per Preferred Share (e)..........   $66,731      $68,560    $69,736     $70,006
Involuntary Liquidating Preference Per Preferred
  Share.........................................   $25,000      $25,000    $25,000     $25,000
Average Market Value Per Preferred Share........   $25,000      $25,000    $25,000     $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
       2000      1999       1998       1997       1996       1995       1994
------------------------------------------------------------------------------
     $  15.67   $ 17.61   $  16.96   $  16.12   $  15.85   $  14.39   $  17.30
     --------   -------   --------   --------   --------   --------   --------
         1.27      1.25       1.26       1.26       1.27       1.28       1.30
          .65     (1.97)       .64        .83        .27       1.58      (2.92)
         (.40)     (.32)      (.35)      (.35)      (.36)      (.39)      (.27)
          -0-       -0-        -0-        -0-        -0-        -0-        -0-
     --------   -------   --------   --------   --------   --------   --------
         1.52     (1.04)      1.55       1.74       1.18       2.47      (1.89)
         (.90)     (.90)      (.90)      (.90)      (.91)     (1.01)     (1.02)
          -0-       -0-        -0-        -0-        -0-        -0-        -0-
     --------   -------   --------   --------   --------   --------   --------
     $  16.29   $ 15.67   $  17.61   $  16.96   $  16.12   $  15.85   $  14.39
     ========   =======   ========   ========   ========   ========   ========

     $13.6875   $ 13.50   $  16.50   $15.0625   $  13.75   $ 13.625   $  13.00
        8.28%   -13.29%     15.91%     16.54%      7.72%     12.70%    -14.96%
     $  250.1   $ 240.5   $  270.3   $  260.3   $  247.5   $  243.3   $  220.9
        1.68%     1.62%      1.61%      1.64%      1.66%      1.75%      1.69%
        8.04%     7.35%      7.25%      7.64%      7.96%      8.45%      8.14%
          29%       30%        29%        49%        85%        70%        76%

        1.03%     1.03%      1.03%      1.03%      1.03%      1.06%      1.05%
        5.49%     5.48%      5.24%      5.51%      5.73%      5.87%      6.43%

        6,000     6,000      3,000      3,000      3,000      3,000      3,000
     $ 66,683   $65,086   $140,098   $136,771   $132,502   $131,094   $123,637
     $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, the Trust had no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $373,314,092
                                                                ============
Gross tax unrealized appreciation...........................      22,604,685
Gross tax unrealized depreciation...........................      (1,144,339)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 21,460,346
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $1,944,011
  Long-term capital gain....................................   5,824,969
                                                              ----------
                                                              $7,768,980
                                                              ==========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,280,181
Undistributed long-term capital gain........................     3,842,712

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $13,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

approximately $21,300 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2004 and October 31, 2003, paid in surplus related to common shares aggregated $226,773,592 and $226,692,205, respectively.

    Transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
Beginning Shares........................................     15,352,891          15,352,891
Shares Issued Through Dividend Reinvestment.............          4,793                 -0-
                                                             ----------          ----------
Ending Shares...........................................     15,357,684          15,352,891
                                                             ==========          ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $33,510,052 and $41,337,978, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Bonds and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................        584
Futures Opened..............................................      1,117
Futures Closed..............................................     (1,189)
                                                                 ------
Outstanding at April 30, 2004...............................        512
                                                                 ======

    The futures contracts outstanding as of April 30, 2004, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2004 (Current
  Notional Value of $109,938 per contract)..................     425         $581,479
U.S. Treasury Notes 10-Year Futures June 2004 (Current
  Notional Value of $110,500 per contract)..................      87          166,988
                                                                 ---         --------
                                                                 512         $748,467
                                                                 ===         ========

6. PREFERRED SHARES

The Trust has outstanding 6,000 Auction Preferred Shares ("APS") in two series of 3,000 shares each. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. The average rate in effect on April 30, 2004 was 1.05%. During the six months ended April 30, 2004, the rates ranged from 0.880% to 1.850%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*- Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VMO SAR 6/04 RN04-00751P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
   ---------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004